Commitments and Contingencies - Summary of Rental Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Rental expense	$ 1,733	$ 1,911	$ 5,754	$ 5,134	$ 6,994	$ 5,202	$ 4,492